UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:          |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Amiya Capital LLP

Address:    26-28 Mount Row
            London, W1K 3SQ
            United Kingdom

13F File Number: 028-14248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ian Mukherjee
Title:      Managing Member
Phone:      + 44 207 647 1732

Signature, Place and Date of Signing:


  /s/ Ian Mukherjee       London, United Kingdom           May 15, 2013
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  244,498
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number      Name

(1)   028-14249                 Amiya GEO Master Fund Limited

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2013
                                                         Amiya Capital LLP
COLUMN 1                                  COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7    COLUMN 8

                                                                    VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER                         TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL DISCRETION MNGRS SOLE     SHARED NONE
--------------                         --------------    -----      -------   ------- --- ---- ---------- ----- ----     ------ ----
(GS) PUTS ON EPHE (38.96) 30/04/13    Option                           71     354,200     PUT
AGCO CORP                             COM               01084102      126     134,000     CALL
APPLE INC                             COM               037833100   4,515      10,200
APRIL 13 PUTS ON EMR US (55) 20/04/13 Option                          120       1,600     PUT
APRIL 13 PUTS ON SPX (1535) 05/04/13  Option                           10          57     PUT
B/E AEROSPACE INC                     COM               73302101   15,793     262,000
BOEING CO                             COM               97023105   23,909     278,500
CAMERON INTERNATIONAL CORP            COM               13342B105   2,588      39,700
COGNIZANT TECHNOLOGY SOLUTIO          CL A              192446102   4,980      65,000
CONSOL ENERGY INC                     COM               20854P109  19,857     590,100
FMC TECHNOLOGIES INC                  COM               30249U101   2,513      46,200
GOOGLE INC                            CL A              38259P508   9,451      11,900
HEWLETT PACKARD CO                    COM               428236103   5,126     215,000
INGERSOLL-RAND PLC                    SHS               G47791101  18,615     338,400
LAS VEGAS SANDS CORP                  COM               517834107  23,233     412,300
MARATHON PETE CORP                    COM               56585A102  35,562     396,900
PHILLIPS 66                           COM               718546104  16,286     232,750
QUALCOMM INC                          COM               747525103  24,801     370,500
SOUTHWESTERN ENERGY CO                COM               845467109  14,412     386,800
STARBUCKS CORP                        COM               855244109   6,777     119,000
TRIUMPH GROUP INC NEW                 COM               896818101   4,239      54,000
UNITED CONTL HLDGS INC                COM               910047109   4,978     155,500
VISA INC                              COM CL A          92826C839   6,403      37,700

SK 25565 0001 1372863